Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Assets:
Related party loan-held for sale (net)
Short-term investments				43,125
Investments in equity securities	$ 364	330		1,838
Total assets	364	330		44,963
Level 1 – Quoted Prices in Active Markets for Identical Assets
Assets:
Related party loan-held for sale (net)
Short-term investments					43,125
Investments in equity securities	353	319	319
Total assets	353	319	$ 319		$ 43,125
Level 2 – Significant Other Observable Inputs
Assets:
Short-term investments
Investments in equity securities
Total assets
Level 3 – Significant Unobservable Inputs
Assets:
Short-term investments
Investments in equity securities	11	11		1,838
Total assets	$ 11	$ 11		$ 1,838